Derivative Instruments (Details 1) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Not designated as hedges	$ 1,519,878	$ 1,556,414
Designated as hedges	9,534	9,104
Total derivative receivables	1,529,412	1,565,518
Netting adjustment	(1,448,931)	(1,485,308)
Not designated as hedges	1,481,132	1,518,209
Designated as hedges	3,977	974
Total derivative payables	1,485,109	1,519,183
Netting adjustment	(1,415,890)	(1,459,058)
Carrying value of derivative trading assets	80,481	80,210
Carrying value of derivative trading liabilities	69,219	60,125
Interest Rate Contract [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Not designated as hedges	1,121,703	1,148,901
Designated as hedges	6,279	6,568
Total derivative receivables	1,127,982	1,155,469
Not designated as hedges	1,089,604	1,121,978
Designated as hedges	840	427
Total derivative payables	1,090,444	1,122,405
Carrying value of derivative trading assets	32,555	33,733
Carrying value of derivative trading liabilities	20,387	19,688
Credit Risk Contract [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Not designated as hedges	129,729	170,864
Designated as hedges	0	0
Total derivative receivables	129,729	170,864
Not designated as hedges	125,061	164,790
Designated as hedges	0	0
Total derivative payables	125,061	164,790
Carrying value of derivative trading assets	7,725	11,859
Carrying value of derivative trading liabilities	5,138	6,036
Foreign Exchange Contract [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Not designated as hedges	165,240	141,790
Designated as hedges	3,231	2,497
Total derivative receivables	168,471	144,287
Not designated as hedges	163,671	137,865
Designated as hedges	1,059	353
Total derivative payables	164,730	138,218
Carrying value of derivative trading assets	25,858	21,984
Carrying value of derivative trading liabilities	25,015	19,818
Equity Contract [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Not designated as hedges	43,633	57,871
Designated as hedges	0	0
Total derivative receivables	43,633	57,871
Not designated as hedges	46,399	58,494
Designated as hedges	0	0
Total derivative payables	46,399	58,494
Carrying value of derivative trading assets	4,204	6,635
Carrying value of derivative trading liabilities	10,450	11,554
Commodity Contract [Member]
Impact of derivatives on the Consolidated Balance Sheets [Abstract]
Not designated as hedges	59,573	36,988
Designated as hedges	24	39
Total derivative receivables	59,597	37,027
Not designated as hedges	56,397	35,082
Designated as hedges	2,078	194
Total derivative payables	58,475	35,276
Carrying value of derivative trading assets	10,139	5,999
Carrying value of derivative trading liabilities	$ 8,229	$ 3,029